Segment Information (Assets by Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 234	$ 43	$ 27	$ 54
Assets	17,509	16,404
Operating Segments [Member] | L&S [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	2,978	2,142
Operating Segments [Member] | G&P [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 14,297	$ 14,219